Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of detailed information about business combination
Details of the purchase consideration, as well as the provisional amounts of the net assets acquired, and goodwill arising are as follows:

Purchase consideration
€ million
Cash paid*	2,223
Contingent value rights*	737
Settlement of pre-existing relationship*	32
Cash-flow hedge (Note 24)	17

Total consideration	3,009

*	At the transaction exchange rate of USD 1.1602

Summary of assets and liabilities recognised as of the acquisition
Provisional fair values of the assets and liabilities recognized as a result of the acquisition, translated from USD to EUR at the transaction rate of USD 1.1602, are as follows:

	Note	€million

Property, plant and equipment	15	2,880
Assets in the course of construction	16	829
Intangible assets	17	460
Other financial assets non-current	18	154
Investments accounted for using equity method	19	72
Lease receivable non-current	36	12
Prepayments non-current		13
Trade and other receivables non-current		31
Deferred customer contract costs non-current		21
Income tax receivable non-current		46
Inventories	20	164
Trade and other receivables		392
Deferred customer contract costs current		7
Prepayments current		71
Income tax receivable		30
Cash and cash equivalents		769
Other financial assets current		7
Borrowings non-current	29	(2,631)
Provisions non-current	30	(50)
Deferred income non-current	21	(322)
Deferred tax liabilities	11	(216)
Other long-term liabilities		(20)
Lease liabilities non-current	37	(560)
Employee benefit obligation non-current	33	(31)
Fixed assets suppliers non-current		(59)
Accrued interest on borrowings		(57)
Provisions current	30	(24)
Deferred income current	21	(130)
Trade and other payables		(427)
Lease liabilities current	37	(61)
Employee benefit obligation	33	(1)
Fixed assets suppliers current		(22)
Income tax liabilities		(12)
Net identifiable assets acquired		1,335
Less: Non-controlling interests		(26)
Add: Goodwill* (Note 17)	17	1,700

Net assets acquired		3,009

*	Non-deductible for tax purpose.

Summary of purchase consideration cash outflow

Purchase consideration - cash outflow
€ million	EUR

Cash paid	2,223
Less
Balance acquired: Cash and cash equivalents	(769)

Net outflow of cash – investing activities	1,454